RISK MANAGEMENT - Impact of the measurement of ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ (97,739)	$ 654,734	$ 842,785
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	86,003	651,534	380,157
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(611)	77	1,439
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(92,385)	(24,985)	356,204
Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL		45,447	81,616
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(131)	(17,339)	23,369
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(171,007)	(73,359)	(203,257)
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(51,598)	26,567	(68,131)
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(611)	77	1,439
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(54,668)	(97,455)	(135,158)
12-month expected credit losses [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(63,752)	7,918	19,653
12-month expected credit losses [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(378)	(10,466)	(21,060)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	42	588,507	951,565
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	54,452	539,703	349,266
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(37,148)	56,801	500,012
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(17,595)	(1,149)	57,870
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	333	(6,848)	44,417
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	73,226	139,586	94,477
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	83,149	85,264	99,022
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(569)	15,669	(8,650)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(9,268)	38,678	4,093
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(86)	(25)	12
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(22)	(225)	215
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(1,056)	(12,852)	4,816
Debt securities [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(70)	(225)	215
Debt securities [member] | 12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(1,056)	$ (12,852)	4,781
Debt securities [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 48
Debt securities [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL			$ 35